Business Combination	6 Months Ended
Jun. 30, 2019
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 8 - BUSINESS COMBINATION

On April 4, 2019, the Company entered into a Share and Asset Purchase Agreement with NetNut, pursuant to which the Company will acquire all (100%) of the outstanding share capital of NetNut ("Purchased Shares"), a private Israeli company, in the business proxy network solution industry, and certain assets of DiViNetworks Ltd. ("DiVi"), NetNut's controlling shareholder, which its assets are required for the ongoing operations of NetNut (the "Purchased Assets").

In consideration for the Purchased Shares, the Company shall pay NetNut's shareholders:

An amount equal to $3,400 thousand (the "Initial Shares Purchase Price"), out of which (i) $1,614,742 will be paid on Closing (as defined below) in immediate funds (in addition to an amount of $250 thousand down payment paid by the Company upon signing of Share and Asset Purchase Agreement); (ii) $175,257 will be deposited in escrow; and (iii) $1,360 thousand will be paid by issuance of 24,347,410 ordinary shares of the Company (based on NIS 0.2031 which is a per share 30-day average price of the Company's shares on the TASE prior to the date on which the Share and Asset Purchase Agreement was signed (the "Initial Consideration PPS")). The parties agreed that the Initial Shares Purchase Price may be increased or decreased on a dollar-for-dollar basis in the event NetNut has a negative working capital on the date of the Closing;

An amount of up to $5,000 thousand payable in contingent consideration (the "EarnOut Amount"), will be paid and distributed to the shareholders of NetNut upon NetNut achieving certain revenue milestones in 2019, hence, the payment of the payable EarnOut Amount will be deferred to the time when the Company's financial results for the year 2019 are published (the "2019 Financial Statements"). The Company, at its sole discretion, may elect to pay up to fifty percent (50%) of the EarnOut Amount in ordinary shares (the "EarnOut Shares"), provided that in any event, the amount of the EarnOut Shares will not exceed 44,756,273 ordinary shares (representing a quotient of half of the maximum EarnOut Amount [i.e. $2,500 thousand] divided by the Initial Consideration PPS).

In consideration for the sale, delivery, transfer and assignment of the Purchased Assets, the Company shall pay DiVi at Closing:

An aggregate amount equal to $6,300 thousand (the "Assets Purchase Price"). The Assets Purchase Price shall be paid as follows:

An amount equal to $3,455,258 payable at Closing in immediately payable funds;

An amount equal to $324,742 will be deposited in escrow;

An amount equal to $2,520 thousand, payable at Closing in ordinary shares, issued at a per share price equal to the Initial Consideration PPS, i.e. 45,114,327 ordinary shares.

In connection with the transaction, the Company has agreed to pay to certain finders of the transaction a fee equal to the sum of 3% of the total purchase price of the transaction. The Company has elected to pay up to 50% of such fee in equity securities of the Company.

On June 12, 2019, the Company completed the acquisition according to the terms mentioned above (the "Closing").

The allocation of the purchase price has been based upon estimates of the fair value of assets acquired and liabilities assumed as of the Closing date. Management, with the assistance of independent valuation specialists, is currently assessing the fair value of the tangible and intangible assets acquired and liabilities assumed. A final determination of the fair value of NetNut's assets and liabilities is still subject to the completion of further analyses from those included in these condensed consolidated financial statements.

The tables below summarize the total purchase price paid for NetNut, and the amounts of assets acquired, and liabilities assumed, as of the Closing date, at their fair values, based on the provisional allocation of the purchase price:

		As of June 12, 2019
		(Unaudited)
		U.S. dollars in thousands
Purchase price:
Share consideration calculation:
Company's market price per share	$0.05137
Number of shares to be issued	69,461,737
Share consideration		3,568
Cash consideration		5,820
Contingent consideration		2,008
Total purchase price		11,396

The market price per share is the share closing price in the TASE as of June 12, 2019, translated into U.S. dollars using the exchange rate as of such date.

The fair value of the contingent consideration was valued using a Monte Carlo model with the expected sales and volatility as well as the discount rate being the primary inputs.

Transaction costs were charged to profit or loss under "general and administrative expenses".

As of June 12, 2019
(Unaudited)
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	79
Trade accounts receivable	130
Other accounts receivable	175
Property, plant and equipment	14
Right of use assets	405
Servers	199
Technology and supplier relations	4,651
Customer relations	259
Short-term loan	(24)
Trade accounts payable	(170)
Other accounts payable	(343)
Contract liabilities	(99)
lease liabilities	(443)
Deferred taxes liabilities	(1,026)
Total identifiable net assets at fair value	3,807
Goodwill	7,589
Total purchase price	11,396

Technology and supplier relations and customer relations are amortized on a straight-line basis over 5 years and 7.5 years, respectively. Goodwill of primarily represented the value of expected synergies arising from the acquisition as well as assembled workforce, and was allocated entirely to the NetNut segment.

From the date of acquisition, NetNut had contributed $119 thousand to the revenue of Safe-T and had increased loss from continuing operations of Safe-T by $73 thousand. If the business combination had taken place on 1 January 2019, consolidated pro-forma revenue and loss from continuing operations would have been $2,047 thousand and $6,445 thousand for the 6 months ended 30 June 2019.